Nature of business and organization - Consolidated financial statements reflect the activities of Bit Origin (Details)	Dec. 31, 2024	Jun. 30, 2024
SonicHash Canada
Nature of business and organization
Equity interest (in percent)	100.00%	100.00%
SonicHash Singapore
Nature of business and organization
Equity interest (in percent)	100.00%	100.00%
SonicHash US
Nature of business and organization
Equity interest (in percent)	100.00%	100.00%
Xiangtai BVI
Nature of business and organization
Equity interest (in percent)		100.00%
Xiangtai HK
Nature of business and organization
Equity interest (in percent)		100.00%
Silanchi
Nature of business and organization
Equity interest (in percent)		100.00%
Sonic Auspice DC LLC
Nature of business and organization
Equity interest (in percent)	55.00%	55.00%
Guangan Yongpeng | Xiangtai WFOE
Nature of business and organization
Equity interest (in percent)		100.00%
CQ Pengmei | Xiangtai WFOE
Nature of business and organization
Equity interest (in percent)		100.00%
JMC | Xiangtai WFOE
Nature of business and organization
Equity interest (in percent)		51.00%
Gangyixing WFOE | Haochuangge
Nature of business and organization
Equity interest (in percent)		100.00%